Lease - Summary of Components of Operating Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease, Cost [Abstract]
Operating lease cost	$ 700	$ 700	$ 1,400	$ 1,400	$ 2,757	$ 2,757
Variable operating lease cost					541	516
Total operating lease cost					$ 3,298	$ 3,273